September 25, 1998


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:  Fasciano Funds, Inc. - File Nos. 33-23997 and 811-5602

        Pursuant to Rule 497 (j) under the Securities Act of 1933 (the "1933 Act"), as amended, and on behalf of Fasciano Funds, Inc. (the "Registrant"), the undersigned hereby certifies that the form of Prospectus dated
September 11, 1998 and Statement of Additional Information dated September 11, 1998 that would have been filed under Rule 497 (c) would not have differed from that contained in Post-Effective Amendment No. 10 to its registration statement on Form N-1A. The text of such Amendment to the registration statement was filed electronically on September 11, 1998.

        Questions regarding this filing may be directed to Ms. Janet D. Olsen at (312) 807-4311.

Very truly yours,


/s/ Michael F. Fasciano
Michael F. Fasciano
President